Fair values of financial assets and liabilities - Schedule of Financial Liabilities Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	£ 86,808	£ 86,223
Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	2,477	1,631
Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	83,475	83,611
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	856	981
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	19,735	23,123
Financial liabilities at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	2,342	1,569
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	17,349	21,517
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	44	37
Liabilities designated at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	5,657	6,541
Liabilities designated at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Liabilities designated at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	5,613	6,504
Liabilities designated at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	44	37
Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	14,078	16,582
Trading liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	2,342	1,569
Trading liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	11,736	15,013
Trading liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	26,531	18,060
Derivative financial instruments | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	135	62
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	25,584	17,054
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	812	944
Liabilities arising from non-participating investment contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	40,542	45,040
Liabilities arising from non-participating investment contracts | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Liabilities arising from non-participating investment contracts | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	40,542	45,040
Liabilities arising from non-participating investment contracts | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	£ 0	£ 0